Risk/Return Detail Data - FidelityHerefordStreetTrustFunds-RetailComboPRO	Jun. 29, 2023 USD ($)
Risk/Return:
Registrant Name	Fidelity Hereford Street Trust
FidelityHerefordStreetTrustFunds-RetailComboPRO | Fidelity Money Market Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: Fidelity® Money Market Fund /Fidelity® Money Market Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Money Market Fund seeks as high a level of current income as is consistent with preservation of capital and liquidity.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund.
Shareholder Fees Caption [Text]	Shareholder fees
(fees paid directly from your investment)	none
Operating Expenses Caption [Text]	Annual Operating Expenses
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds.Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Investing in U.S. dollar-denominated money market securities of domestic and foreign issuers and repurchase agreements. Potentially entering into reverse repurchase agreements. Investing more than 25% of total assets in the financial services industries. Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments.
Risk [Heading]	Principal Investment Risks
Risk Narrative [Text Block]	Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease. Income Risk. A low or negative interest rate environment can adversely affect the fund's yield. Foreign Exposure. Entities located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries. Financial Services Concentration. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector, including the price of their securities or their ability to meet their payment obligations. Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund's sponsor, have no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Risk Lose Money [Text]	You could lose money by investing in the fund.
Risk Money Market Fund May Impose Fees or Suspend Sales [Text]	The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors.
Risk Money Market Fund Sponsor May Not Provide Support [Text]	Fidelity Investments and its affiliates, the fund's sponsor, have no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Risk Money Market Fund May Not Preserve Dollar [Text]	Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
Risk Not Insured Depository Institution [Text]	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year. Past performance is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year.
Performance Availability Website Address [Text]	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Mar. 31, 2023
Bar Chart, Year to Date Return	1.06%
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Dec. 31, 2022
Highest Quarterly Return	0.88%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2022
Lowest Quarterly Return	none
Performance Table Heading	Average Annual Returns
FidelityHerefordStreetTrustFunds-RetailComboPRO | Fidelity Money Market Fund | Fidelity Money Market Fund
Risk/Return:
Management fee	0.25%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.17%
Total annual operating expenses	0.42%
1 year	$ 43
3 years	135
5 years	235
10 years	$ 530
2013	0.01%
2014	0.01%
2015	0.01%
2016	0.36%
2017	0.89%
2018	1.75%
2019	2.01%
2020	0.36%
2021	0.01%
2022	1.49%
FidelityHerefordStreetTrustFunds-RetailComboPRO | Fidelity Money Market Fund | Return Before Taxes | Fidelity Money Market Fund
Risk/Return:
Label	Fidelity® Money Market Fund
Past 1 year	1.49%
Past 5 years	1.12%
Past 10 years	0.69%